Annual Fund Operating Expenses - Delaware Select Growth Fund	Oct. 31, 2023
Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.11%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	2.00%
Fee waivers and expense reimbursements	(0.11%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.89%
Class R
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.11%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%
Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.11%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets from February 27, 2024 through February 26, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.